Non-current Provisions - Detailed Information About Non-current Provisions (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Noncurrent Provisions [line items]
Reclamation and closure cost obligations	$ 599	$ 622	$ 702
Periods of anticipated cash flows expected to incur	Approximately the next 100 years, with the majority estimated to be incurred within the next 20 years.
Reclamation and closure cost obligations	$ 599	$ 622	$ 702
Weighted average discount rate	4.10%	4.10%
Weighted average inflation rate assumption	2.16%	2.74%
Undiscounted value of reclamation and closure cost obligations	$ 1,572	$ 1,786
Operating Mines [member]
Disclosure Of Detailed Information About Noncurrent Provisions [line items]
Reclamation and closure cost obligations	355	350
Reclamation and closure cost obligations	355	350
Inactive And Closed Mines [member]
Disclosure Of Detailed Information About Noncurrent Provisions [line items]
Reclamation and closure cost obligations	238	267
Reclamation and closure cost obligations	238	267
Development Projects [member]
Disclosure Of Detailed Information About Noncurrent Provisions [line items]
Reclamation and closure cost obligations	6	5
Reclamation and closure cost obligations	6	5
Operating segments [member]
Disclosure Of Detailed Information About Noncurrent Provisions [line items]
Reclamation and closure cost obligations	599	622
Reclamation and closure cost obligations	$ 599	$ 622